Cover	Aug. 24, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 24, 2021
Entity File Number	333-245695
Entity Registrant Name	DecisionPoint Systems, Inc.
Entity Central Index Key	0001505611
Entity Tax Identification Number	37-1644635
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	8697 Research Drive
Entity Address, City or Town	Irvine
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92618
City Area Code	(949)
Local Phone Number	465-0065
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false